[JNLNY LETTERHEAD]




October 7, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      JNLNY Separate Account I
         File Nos. 333-70384 and 811-8401

Dear Sir/Madam:

Pursuant to 497(j) under the Securities Act of 1933 and on behalf of this registrant and offering of securities, we certify that the forms of the Prospectus and Statement of Additional Information that would have been filed under paragraphs (b) or (c) of Rule 497 do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 13 to the Registration Statement, which became effective on October 4, 2004.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(517) 367-3835.

Sincerely,

/s/ John S. Kreighbaum

John S. (Scott) Kreighbaum
Senior Attorney